Consolidated Statement of Financial Position - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Property, plant and equipment	SFr 7,235	SFr 8,146
Intangible assets	271	331
Total non-current assets	7,506	8,477
Short-term time deposits	161,198	61,000
Other current assets	4,589	5,728
Trade and other receivables	1,019	25,650
Cash and cash equivalents	87,946	71,813
Total current assets	254,752	164,191
Total assets	262,258	172,668
Shareholders' equity and liabilities
Share capital	3,604	3,229
Additional paid-in capital	360,323	355,010
Treasury share reserve	(981)	0
Cumulative losses	(127,780)	(250,950)
Total shareholders' equity	235,166	107,289
Contract liability	3,637	6,925
Lease liability	3,652	4,850
Employee benefits	2,552	6,739
Total non-current liabilities	9,841	18,514
Trade and other payables	2,143	7,389
Accrued expenses	7,501	9,975
Contract liability	6,409	28,312
Lease liability	1,198	1,189
Total current liabilities	17,251	46,865
Total liabilities	27,092	65,379
Total shareholders' equity and liabilities	SFr 262,258	SFr 172,668